SEMPER U.S. TREASURY MONEY MARKET FUND (the "Fund")

Supplement dated January 15, 2019 to the Prospectus dated April 2, 2018, as Supplemented December 17, 2018

Effective January 15, 2019, the Fund will no longer accept new Share purchases.

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For more information, please contact a Fund customer service representative toll free at
 (844) 798-4874.

PLEASE RETAIN FOR FUTURE REFERENCE.